Summary of Accounting Principles Accounting Pronouncements (Details)	12 Months Ended
Dec. 31, 2017
ASU 2014-09 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
New Accounting Pronouncement or Change in Accounting Principle, Description	Costs accumulated against specific contracts or orders are at actual cost. Valuation reserves for excess, obsolete, and slow-moving inventory are estimated by comparing the inventory levels of individual parts to both future sales forecasts or production requirements and historical usage rates in order to identify inventory where the resale value or replacement value is less than inventoriable cost. Other factors that management considers in determining the adequacy of these reserves include whether individual inventory parts meet current specifications and cannot be substituted for a part currently being sold or used as a service part, overall market conditions, and other inventory management initiatives. Manufacturing costs are allocated to current production and firm contracts. Within commercial aerospace, inventory costs attributable to new engine offerings are recognized based on the average cost per unit expected over the life of each contract using the units-of-delivery method of percentage of completion accounting. Under this method, costs of initial engine deliveries in excess of the projected contract per unit average cost are capitalized, and these capitalized amounts are subsequently expensed as additional engine deliveries occur for engines with costs below the projected contract per unit average cost over the life of the contract. As described in the "Revenue Recognition" section of Note 1 below, these costs will be eliminated through retained earnings and will not be amortized into future earnings upon adoption of Accounting Standards Update (ASU) 2014-09, Revenue from Contracts with Customers effective January 1, 2018.
ASU 2017-07 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
New Accounting Pronouncement or Change in Accounting Principle, Description	In March 2017, the FASB issued ASU 2017-07, Compensation—Retirement Benefits (Topic 715), Improving the Presentation of Net Periodic Pension Cost and Net Periodic Postretirement Benefit Cost. This ASU requires an employer to report the service cost component of net periodic pension benefit cost in the same line item or items as other compensation costs arising from services rendered by the pertinent employees during the period, with other cost components presented separately from the service cost component and outside of income from operations. This ASU also allows only the service cost component of net periodic pension benefit cost to be eligible for capitalization when applicable. The provisions of this ASU are effective for years beginning after December 15, 2017, and we adopted the new standard effective January 1, 2018. Provisions related to presentation of the service cost components versus other cost components must be applied retrospectively, while provisions related to service cost component eligibility for capitalization must be applied prospectively. This ASU primarily impacts the presentation of net periodic pension cost/benefit and therefore we do not expect this ASU to have a material impact on net income; however, it will result in changes to reported operating profit.
ASU 2016-16 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
New Accounting Pronouncement or Change in Accounting Principle, Description	In October 2016, the FASB issued ASU 2016-16, Income Taxes (Topic 740): Intra-Entity Transfers of Assets Other Than Inventory. This ASU requires the income tax consequences of an intra-entity transfer of an asset, other than inventory, to be recognized when the transfer occurs. Two common examples of assets included in the scope of this update are intellectual property and property, plant, and equipment. The provisions of this ASU are effective for years beginning after December 15, 2017, with early adoption permitted. We do not expect this ASU to have a significant impact on our financial statements or disclosures. We adopted the new standard effective January 1, 2018.
ASU 2016-02 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
New Accounting Pronouncement or Change in Accounting Principle, Description	In February 2016, the FASB issued ASU 2016- 02, Leases (Topic 842). The new standard establishes a right-of-use (ROU) model that requires a lessee to record a ROU asset and a lease liability on the balance sheet for all leases with terms longer than 12 months. Leases will be classified as either finance or operating, with classification affecting the pattern of expense recognition in the Consolidated Statement of Operations. In addition, this standard requires a lessor to classify leases as either sales-type, finance or operating. A lease will be treated as a sale if it transfers all of the risks and rewards, as well as control of the underlying asset, to the lessee. If risks and rewards are conveyed without the transfer of control, the lease is treated as financing. If the lessor doesn’t convey risks and rewards or control, the lease is treated as operating. The new standard is effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. A modified retrospective transition approach is required for lessees for capital and operating leases and lessors for sales-type, direct financing, and operating leases existing at, or entered into after, the beginning of the earliest comparative period presented in the financial statements, with certain practical expedients available. In November 2017, the FASB announced a decision to offer an additional practical expedient related to the transition to the new lease accounting standard which allows for its prospective adoption. The FASB is expected to formally communicate this new practical expedient through an Accounting Standards Update to be released in early 2018. While we are still evaluating the impact of our pending adoption of the new standard on our consolidated financial statements, we expect that upon adoption we will recognize ROU assets and lease liabilities and that the amounts could be material. We do not expect the ASU to have a material impact on our cash flows or results of operations.
ASU 2017-01 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
New Accounting Pronouncement or Change in Accounting Principle, Description	In January 2017, the FASB issued ASU 2017-01, Business Combinations (Topic 805): Clarifying the Definition of a Business. This ASU provides a new framework that will assist in the evaluation of whether business combination transactions should be accounted for as an acquisition of a business or as a group of assets, and specifies the minimum required inputs and processes necessary to be a business. The provisions of this ASU are effective for years beginning after December 15, 2017, with early adoption permitted. We adopted the new standard effective January 1, 2018.
ASU 2017-09 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
New Accounting Pronouncement or Change in Accounting Principle, Description	In May 2017, the FASB issued ASU 2017-09, Compensation—Stock Compensation (Topic 718): Scope of Modification Accounting. This ASU provides that an entity should account for the effects of a modification unless the fair value, the vesting conditions of the modified award and the classification of the modified award (equity or liability instrument) are the same as the original award immediately before the modification. The provisions of this ASU are effective for years beginning after December 15, 2017, with early adoption permitted. We do not expect this ASU to have a significant impact on our financial statements or disclosures. We adopted the new standard effective January 1, 2018.
ASU 2017-12 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
New Accounting Pronouncement or Change in Accounting Principle, Description	In August 2017, the FASB issued ASU 2017-12, Derivatives and Hedging (Topic 815): Targeted Improvements to Accounting for Hedging Activities. This ASU will make more financial and nonfinancial hedging strategies eligible for hedge accounting. It also amends the presentation and disclosure requirements and changes how companies assess effectiveness. It is intended to more closely align hedge accounting with a company’s risk management strategies, simplify the application of hedge accounting, and increase transparency as to the scope and results of hedging programs. The provisions of this ASU are effective for years beginning after December 15, 2018, with early adoption permitted for any interim period after issuance of the ASU. We do not expect this ASU to have a significant impact on our results of operations or financial position. We adopted the new standard effective January 1, 2018.
ASU 2017-04 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
New Accounting Pronouncement or Change in Accounting Principle, Description	In January 2017, the FASB issued ASU 2017-04, Intangibles - Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment. This ASU eliminates Step 2 of the current goodwill impairment test, which requires a hypothetical purchase price allocation to measure goodwill impairment. A goodwill impairment loss will instead be measured at the amount by which a reporting unit's carrying value exceeds its fair value, not to exceed the recorded amount of goodwill. The provisions of this ASU are effective for years beginning after December 15, 2019, with early adoption permitted for any impairment test performed on testing dates after January 1, 2017. We early adopted this standard as of July 1, 2017 and this ASU did not have a significant impact on our financial statements or disclosures.